UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22592

DoubleLine Opportunistic Credit Fund
(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President and Chief Executive Officer
c/o DoubleLine Capital LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Name and address of agent for service)

(813)
791-7333
Registrant’s telephone number, including area code
Date of fiscal year end: September 30
Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report March 31, 2023

DoubleLine Opportunistic Credit Fund

NYSE: DBL

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333

fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	|	March 31, 2023	3

Chairman’s Letter	(Unaudited) March 31, 2023

Dear Shareholder,

On behalf of the team at DoubleLine, I am pleased to deliver the Semi-Annual Report for the DoubleLine Opportunistic Credit Fund (NYSE: DBL, the “Fund”) for the six-month period ended March 31, 2023. On the following pages, you will find specific information regarding the Fund’s operations and holdings.

If you have any questions regarding the Fund, please don’t hesitate to call us at 1 (877) DLINE 11 / 1 (877) 354-6311 or visit our website www.doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.

Sincerely,

Ronald Redell, CFA

Chairman of the Board of Trustees

DoubleLine Opportunistic Credit Fund

May 1, 2023

4	DoubleLine Opportunistic Credit Fund

Schedule of Investments DoubleLine Opportunistic Credit Fund	(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS 1.7%

	Horizon Aircraft Finance Ltd.,
2,101,617	Series 2018-1-C	6.66%	(b)(j)	12/15/2038	766,302

	Jimmy Johns Funding LLC,
1,149,500	Series 2017-1A-A2II	4.85%	(j)	7/30/2047	1,079,996

	LendingPoint Asset Securitization Trust,
1,000,000	Series 2022-B-B	5.99%	(j)	10/15/2029	928,154

	SoFi Professional Loan Program LLC,
20,000	Series 2018-A-R1	0.00%	(b)(j)(m)	2/25/2042	335,503
5,930	Series 2018-A-R2	0.00%	(b)(j)(m)	2/25/2042	99,477

	Upstart Pass-Through Trust,
1,000,000	Series 2021-ST5-CERT	0.00%	(b)(j)(m)	7/20/2027	205,481

	Willis Engine Structured Trust,
766,776	Series 2021-A-C	7.39%	(b)(j)	5/15/2046	635,015

	Total Asset Backed Obligations (Cost $6,031,788)				4,049,928

BANK LOANS 10.9%

	AAdvantage Loyalty IP Ltd.,
370,000	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.56%		04/20/2028	376,270

	Acrisure LLC,
477,670	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.34%		02/16/2027	463,538

	Acuris Finance, Inc.,
120,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.05%		02/16/2028	116,200

	Almonde, Inc.,
700,000	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	12.08%		06/16/2025	568,274

	American Tire Distributors, Inc.,
425,700	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	11.07%		10/20/2028	375,327

	Applied Systems, Inc.,
	Senior Secured Second Lien Term Loan
83,060	(1 Month LIBOR USD + 5.50%, 0.75% Floor)	10.91%		09/17/2027	83,216
1,146,940	(3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.33%		09/17/2027	1,149,090

	Artera Services LLC,
500,000	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	12.41%		03/06/2026	316,000

	Ascend Learning LLC,
230,000	Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.75%, 0.50% Floor)	10.47%		12/10/2029	199,908

	Astra Acquisition Corporation,
180,704	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	10.09%		10/25/2028	156,874

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Asurion LLC,
110,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	10.09%		01/31/2028	92,043
450,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	10.09%		01/19/2029	373,725

	Atlas Purchaser, Inc.,
456,863	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	10.39%		05/08/2028	317,853

	Aveanna Healthcare LLC,
825,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	11.95%		12/10/2029	515,625

	Bausch & Lomb Corporation,
135,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.46%		05/10/2027	131,437

	BCPE Empire Holdings, Inc.
120,000	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.86%	(a)	06/11/2026	118,285

	Boxer Parent Company, Inc.,
429,977	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.59%		10/02/2025	425,275

	Brand Industrial Services, Inc.,
	Senior Secured First Lien Term Loan
53,016	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	9.06%		06/21/2024	49,482
217,111	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	9.07%		06/21/2024	202,637

	Castlelake Aviation LLC,
478,785	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.62%		10/22/2026	474,856

	Cengage Learning, Inc.,
600,850	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	9.88%		07/14/2026	559,169

	CIRCOR International, Inc.,
230,932	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.50% Floor)	10.34%		12/15/2028	227,179

	Clear Channel Outdoor Holdings, Inc.,
124,677	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	8.33%		08/21/2026	116,470

	Clydesdale Acquisition Holdings, Inc.,
223,313	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	9.08%		04/13/2029	218,595

	Connect US Finco LLC,
232,800	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.14%		12/11/2026	231,709

	Delta Topco, Inc.,
200,000	Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.16%		12/01/2028	171,833

	DexKo Global
835,000	(3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	11.40%		10/04/2028	797,425

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	5

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	DG Investment Intermediate Holdings, Inc.,
280,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	11.59%		03/30/2029	247,743

	DirectTV Financing LLC,
162,250	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	9.84%		08/02/2027	156,516

	Dynasty Acquisition Company, Inc.,
62,806	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.41%		04/06/2026	61,536
33,767	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.41%		04/06/2026	33,084

	Eagle Parent Corporation,
509,850	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.15%		04/02/2029	504,933

	EG Group Limited,
268,740	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.84%		02/06/2025	257,886

	Eisner Advisory Group LLC,
300,427	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.17%		07/28/2028	300,803

	EnergySolutions LLC,
440,094	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	8.91%		05/09/2025	425,608

	Flynn Canada Ltd.,
	Senior Secured First Lien Term Loan
179,219	(1 Month LIBOR USD + 4.50%, 0.50% Floor)	9.38%		07/21/2028	168,465
179,219	(1 Month LIBOR USD + 4.50%, 0.50% Floor)	9.19%		07/21/2028	168,466

	Foresight Energy LLC,
88,308	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	13.16%	(b)	06/30/2027	88,308

	Gen Digital, Inc.,
478,713	Senior Secured First Lien (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	6.91%		09/12/2029	474,584

	Getty Images, Inc.,
	Senior Secured First Lien Term Loan
111,600	(3 Month Secured Overnight Financing Rate + 4.50%)	9.40%		02/19/2026	111,692
6,923	(1 Month Secured Overnight Financing Rate + 4.50%)	9.41%		02/19/2026	6,929

	GIP II Blue Holding LP,
73,413	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		09/29/2028	73,161

	Grab Holdings, Inc.,
370,924	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	9.35%		01/29/2026	370,275

	Gray Television, Inc.,
550,000	Senior Secured First Lien Term Loan	7.80%	(a)	11/30/2028	536,253

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Groupe Solmax, Inc.,
324,545	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.91%	05/30/2028	292,091

	Gulf Finance LLC,
	Senior Secured First Lien Term Loan
189,891	(1 Month Secured Overnight Financing Rate + 6.75%, 1.00% Floor)	11.67%	08/25/2026	184,800
336,557	(1 Month Secured Overnight Financing Rate + 6.75%, 1.00% Floor)	11.60%	08/25/2026	327,534

	Hyland Software, Inc.,
378,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	11.09%	07/07/2025	362,880

	INEOS US Finance LLC
480,000	(1 Month Secured Overnight Financing Rate + 3.50%)	8.41%	02/19/2030	478,200

	Intelsat Jackson Holdings S.A.,
483,192	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.08%	02/01/2029	479,164

	ION Trading Technologies SARL,
122,813	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	9.91%	03/31/2028	116,135

	Jo-Ann Stores LLC,
78,800	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.57%	07/07/2028	44,167

	Keane Group Holdings LLC,
457,200	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.38%	05/26/2025	449,960

	Kenan Advantage Group, Inc.,
505,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	12.09%	09/01/2027	471,965

	Lealand Finance Company B.V.,
84,045	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	5.84%	06/30/2025	56,695
6,257	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.84%	06/30/2024	4,614

	Lereta LLC,
117,730	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	10.09%	07/27/2028	108,716

	LSF9 Atlantis Holdings LLC,
185,250	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.15%	03/31/2029	180,928

	MedAssets Software Intermediate Holdings, Inc.,
235,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.50% Floor)	11.59%	12/17/2029	148,442

	Milano Acquisition Corporation,
200,388	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.00%	10/01/2027	191,871

6	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Mileage Plus Holdings LLC,
89,250	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.21%	06/21/2027	92,770

	Minotaur Acquisition, Inc.,
422,400	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.66%	03/27/2026	411,690

	Mitchell International, Inc.,
205,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	11.34%	10/15/2029	179,119

	MLN US HoldCo LLC,
155,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	12.50%	11/30/2026	31,000

	NEP Group, Inc.,
110,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.84%	10/19/2026	89,467

	New Constellis Borrower LLC,
70,977	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 11.00% +1.00% PIK, 1.00% Floor)	15.84%	03/27/2025	41,300

	OYO Hospitality Netherlands B.V.,
118,200	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	13.27%	06/23/2026	102,637

	Par Petroleum LLC
370,000	(3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.24%	02/28/2030	363,834

	Penn National Gaming, Inc.,
530,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	7.66%	05/03/2029	529,571

	PetVet Care Centers LLC,
720,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	11.09%	02/13/2026	645,840

	PG&E Corporation,
119,692	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	7.88%	06/23/2025	119,562

	PMHC, Inc.,
184,075	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.08%	04/23/2029	162,743

	Polar US Borrower LLC,
58,405	Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.75%)	9.02%	10/15/2025	48,883

	Potters Borrower LP,
88,200	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	9.16%	12/14/2027	87,759

	Prairie ECI Acquiror LP,
251,331	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.59%	03/11/2026	246,305

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Pretium PKG Holdings, Inc.,
	Senior Secured Second Lien Term Loan
155,000	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.54%		09/30/2029	99,426
155,000	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.76%		09/30/2029	99,427

	Pug LLC
628,405	(1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.09%		02/13/2027	454,023

	QUIKRETE Holdings, Inc.,
480,000	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.84%		03/18/2029	475,116

	Radiology Partners, Inc.,
500,000	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.88%		07/09/2025	405,467

	Renaissance Holding Corporation,
104,772	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	8.09%		05/30/2025	102,079

	Rentpath, Inc.,
21,564	Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%		04/25/2024	323

	Riverbed Technology, Inc.,
232,974	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00% + 2.00% PIK, 1.00% Floor)	10.84%	(c)	12/07/2026	73,853

	Securus Technologies Holdings, Inc.,
76,302	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		11/01/2024	54,785

	Select Medical Corporation,
530,000	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	7.35%		03/06/2025	528,940

	Skillsoft Finance, Inc.,
150,322	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.10%		07/14/2028	127,661

	Sound Inpatient Physicians, Inc.,
190,000	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	11.58%		06/26/2026	130,720

	Southern Veterinary Partners LLC,
125,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%, 1.00% Floor)	12.59%		09/22/2028	115,625

	The Edelman Financial Engines Centre LLC,
535,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.59%		07/20/2026	503,034

	Think & Learn Private Limited,
182,688	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 0.75% Floor)	10.93%		11/24/2026	150,146

	Titan Acquisition Limited,
120,000	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%		03/28/2025	114,125

	TransDigm, Inc.
180,000	(3 Month Secured Overnight Financing Rate + 3.25%)	8.15%		08/24/2028	179,730

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	7

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Travelport Finance (Luxembourg) SARL,
549,316	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.75%, 1.00% Floor)	13.59%	02/28/2025	564,699

	Uber Technologies, Inc.,
	Senior Secured First Lien Term Loan
54,102	(3 Month Secured Overnight Financing Rate + 2.75%)	7.87%	03/04/2030	54,056
125,448	(3 Month Secured Overnight Financing Rate + 2.75%)	7.66%	03/04/2030	125,340

	UKG, Inc.,
90,000	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	10.03%	05/03/2027	86,715

	United Natural Foods, Inc.,
43,142	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.17%	10/22/2025	43,223

	Vantage Specialty Chemicals, Inc.
79,800	(1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.60%	10/26/2026	76,867

	Verscend Holding Corporation,
287,355	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.84%	08/27/2025	287,446

	Viad Corporation,
300,425	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	9.92%	07/31/2028	287,657

	Virgin Media Bristol LLC,
480,000	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.93%	01/31/2029	475,982

	VT Topco, Inc.,
160,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	11.59%	07/31/2026	153,600

	WaterBridge Midstream Operating LLC,
482,500	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	10.57%	06/22/2026	475,299

	WWEX UNI TopCo Holdings LLC,
50,000	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.75% Floor)	12.16%	07/26/2029	42,250

	Zelis Cost Management Buyer, Inc.,
154,836	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.34%	09/30/2026	154,368

	Total Bank Loans (Cost $28,604,505)			26,307,161

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COLLATERALIZED LOAN OBLIGATIONS 35.5%

	Allegany Park Ltd.,
1,000,000	Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	11.04%	(j)	01/20/2035	912,972

	ARES Ltd.,
1,000,000	Series 2014-1A-SUB	0.00%	(b)(d)(j)	04/17/2026	3,170

	Atlas Senior Loan Fund Ltd.,
1,700,000	Series 2019-14A-D (3 Month LIBOR USD + 3.90%, 3.90% Floor)	8.71%	(j)	07/20/2032	1,439,538

	Atrium Corporation,
1,000,000	Series 9A-DR (3 Month LIBOR USD + 3.60%)	8.55%	(j)	05/28/2030	942,174

	Bain Capital Credit Ltd.,
500,000	Series 2019-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.92%	(j)	10/21/2034	435,398
4,000,000	Series 2022-5A-D (Secured Overnight Financing Rate 3 Month + 4.39%, 4.39% Floor)	9.05%	(j)	07/24/2034	3,815,603

	Barings Ltd.,
1,000,000	Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	7.76%	(j)	10/20/2030	917,219
1,000,000	Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	8.39%	(j)	07/18/2029	964,223
500,000	Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	7.71%	(j)	07/20/2029	465,240
1,000,000	Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	10.56%	(j)	07/20/2029	876,532
2,500,000	Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	8.44%	(j)	04/15/2036	2,318,176
1,500,000	Series 2019-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	11.65%	(j)	04/15/2036	1,421,994
1,000,000	Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.19%	(j)	04/15/2036	917,255

	Beechwood Park Ltd.,
5,000,000	Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.10%, 3.10% Floor)	7.76%	(j)	01/17/2035	4,302,902

	BlueMountain Ltd.,
1,000,000	Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	7.72%	(j)	10/22/2030	876,041

	Canyon Capital Ltd.,
1,700,000	Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	7.55%	(j)	01/30/2031	1,486,678
1,000,000	Series 2017-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.79%	(j)	07/15/2030	886,958
1,000,000	Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	11.04%	(j)	07/15/2030	801,117
1,500,000	Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.54%	(j)	07/15/2031	1,185,067
1,550,000	Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.89%	(j)	04/15/2032	1,397,416
1,000,000	Series 2019-1A-ER (3 Month LIBOR USD + 7.15%, 7.15% Floor)	11.94%	(j)	04/15/2032	855,049
2,250,000	Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	11.20%	(j)	04/15/2034	1,894,006

8	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Carlyle Global Market Strategies Ltd.,
2,000,000	Series 2013-1A-CR (3 Month LIBOR USD + 3.35%)	8.22%	(j)	08/14/2030	1,810,296
1,500,000	Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.51%	(j)	01/20/2032	1,205,771
1,000,000	Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.79%	(j)	04/15/2034	907,339

	Cathedral Lake Ltd.,
500,000	Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	7.43%	(j)	01/20/2035	488,155

	Dewolf Park Ltd.,
500,000	Series 2017-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	7.64%	(j)	10/15/2030	450,840

	Dryden Senior Loan Fund,
1,500,000	Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	9.94%	(j)	01/15/2031	1,222,474
1,200,000	Series 2015-38A-ER (3 Month LIBOR USD + 5.60%, 5.60% Floor)	10.39%	(j)	07/15/2030	968,631
2,000,000	Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.61%	(j)	08/15/2031	1,636,031
1,750,000	Series 2016-42A-ER (3 Month LIBOR USD + 5.55%)	10.34%	(j)	07/15/2030	1,398,395
500,000	Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.04%	(j)	07/15/2030	464,607

	Gilbert Park Ltd.,
2,000,000	Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	11.19%	(j)	10/15/2030	1,637,793

	Goldentree Loan Management Ltd.,
500,000	Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	7.66%	(j)	04/20/2030	471,778

	Greenwood Park Ltd.,
1,000,000	Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	9.74%	(j)	04/15/2031	800,950

	Grippen Park Ltd.,
775,000	Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	8.11%	(j)	01/20/2030	730,769

	Halcyon Loan Advisors Funding Ltd.,
500,078	Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	8.47%	(j)	10/22/2025	485,379

	Highbridge Loan Management Ltd.,
1,000,000	Series 11A-17-E (3 Month LIBOR USD + 6.10%)	10.91%	(j)	05/06/2030	758,391
1,000,000	Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	7.71%	(j)	10/20/2029	893,795

	LCM LP,
2,500,000	Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	10.11%	(j)	01/20/2031	1,849,080

	Madison Park Funding Ltd.,
850,000	Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	10.62%	(j)	10/22/2030	726,183
1,500,000	Series 2016-22A-ER (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.49%	(j)	01/15/2033	1,383,856
1,000,000	Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	11.47%	(j)	04/25/2032	944,109

	Magnetite Ltd.,
1,500,000	Series 2019-24A-DR (Secured Overnight Financing Rate 3 Month + 3.05%, 3.05% Floor)	7.71%	(j)	04/15/2035	1,374,214

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Magnetite Ltd., (Cont.)
1,000,000	Series 2019-24A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	11.06%	(j)	04/15/2035	950,118

	Marble Point Ltd.,
500,000	Series 2021-3A-D1 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	8.29%	(j)	10/17/2034	466,012

	Neuberger Berman Loan Advisers Ltd.,
1,000,000	Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.04%	(j)	04/15/2034	904,577
1,000,000	Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	7.64%	(j)	10/18/2029	926,783
2,000,000	Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	7.50%	(j)	01/20/2032	1,862,325

	Octagon Investment Partners Ltd.,
2,500,000	Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	7.62%	(j)	02/14/2031	2,296,395
1,000,000	Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	6.72%	(j)	01/22/2030	956,399
4,000,000	Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	11.87%	(j)	02/14/2031	3,421,846
1,000,000	Series 2016-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	7.64%	(j)	07/15/2030	879,843
2,000,000	Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	12.07%	(j)	01/24/2033	1,696,798
1,000,000	Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	12.88%	(j)	07/15/2030	767,983
500,000	Series 2017-1A-CR (3 Month LIBOR USD + 3.30%)	8.11%	(j)	03/17/2030	444,320
2,000,000	Series 2017-1A-SUB	0.00%	(b)(d)(j)(m)	03/17/2030	658,458
1,500,000	Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 5.20% Floor)	10.01%	(j)	01/20/2031	1,225,486
900,000	Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.56%	(j)	10/20/2030	751,207
1,000,000	Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.04%	(j)	10/15/2034	902,449
500,000	Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	11.67%	(j)	05/12/2031	420,269

	OHA Credit Funding Ltd.,
500,000	Series 2021-9A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	7.75%	(j)	07/19/2035	472,241

	RR Ltd.,
500,000	Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	10.59%	(j)	04/15/2036	415,650
1,000,000	Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	7.74%	(j)	04/15/2030	906,937
1,000,000	Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	10.64%	(j)	04/15/2036	870,591

	Sound Point Ltd.,
2,500,000	Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	8.09%	(j)	07/15/2034	2,144,253

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	9

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	THL Credit Wind River Ltd.,
2,500,000	Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.54%	(b)(j)	01/15/2031	1,814,353
1,000,000	Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.22%	(j)	10/22/2031	841,543
1,000,000	Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	8.64%	(j)	04/15/2035	894,127
1,040,000	Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	7.57%	(j)	11/20/2030	927,705
1,000,000	Series 2021-3A-D (3 Month LIBOR USD + 3.35%, 3.35% Floor)	8.16%	(j)	07/20/2033	890,825

	Trimaran CAVU LLC,
2,250,000	Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	8.96%	(j)	07/20/2032	2,090,762
500,000	Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	9.51%	(j)	11/26/2032	465,603

	Venture Ltd.,
500,000	Series 2017-30A-C (3 Month LIBOR USD + 1.95%)	6.74%	(j)	01/15/2031	471,028

	Voya Ltd.,
1,000,000	Series 2020-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.89%	(j)	07/16/2034	910,711

	Total Collateralized Loan Obligations (Cost $98,296,609)				85,371,161

FOREIGN CORPORATE BONDS 3.8%
200,000	ABM Investama Tbk PT	9.50%	(j)	08/05/2026	181,346
183,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	139,618
200,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	127,209
250,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	177,500
200,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	125,932
200,000	Aris Mining Corporation	6.88%		08/09/2026	163,717
200,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65%	(e)	04/22/2031	138,400
200,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	(e)	04/15/2024	181,850
800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	599,032
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63%	(e)(j)	01/24/2032	161,500
250,000	Braskem Idesa SAPI	6.99%	(j)	02/20/2032	188,899
250,000	BRF S.A.	5.75%		09/21/2050	166,815
200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	141,000
300,000	Cosan Overseas Ltd.	8.25%	(e)	05/05/2023	298,814
250,000	Ecopetrol S.A.	5.88%		05/28/2045	173,750
250,000	Ecopetrol S.A.	5.88%		11/02/2051	169,250
450,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	324,813
184,790	FEL Energy SARL	5.75%		12/01/2040	152,614
800,000	Frigorifico Concepcion S.A.	7.70%	(j)	07/21/2028	576,738

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
524,400	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	494,805
400,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	356,437
140,000	Kawasan Industri Jababeka Tbk PT	7.00%	(j)(l)	12/15/2027	98,700
330,840	LLPL Capital Pte Ltd.	6.88%		02/04/2039	293,625
193,250	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	152,040
450,000	Mexico City Airport Trust	5.50%		07/31/2047	346,950
400,000	Minejesa Capital B.V.	5.63%		08/10/2037	313,933
200,000	Movida Europe S.A.	5.25%		02/08/2031	145,650
100,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	77,716
600,000	Petroleos del Peru S.A.	5.63%		06/19/2047	389,100
800,000	Petroleos Mexicanos	6.38%		01/23/2045	505,981
500,000	Prime Energia S.p.A.	5.38%		12/30/2030	300,667
400,000	SierraCol Energy Andina LLC	6.00%	(j)	06/15/2028	308,640
400,000	Simpar Europe S.A.	5.20%		01/26/2031	292,684
200,000	Tencent Holdings Ltd.	3.24%		06/03/2050	131,579
200,000	Thaioil Treasury Center Company Ltd.	3.75%		06/18/2050	129,626
400,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25%	(e)	02/27/2025	299,434
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	118,742
200,000	YPF S.A.	8.50%		06/27/2029	151,494

	Total Foreign Corporate Bonds (Cost $10,549,383)				9,096,600

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 0.8%
400,000	Brazilian Government International Bond	4.75%		01/14/2050	296,881
800,000	Colombia Government International Bond	5.00%		06/15/2045	561,174
250,000	Dominican Republic International Bond	5.30%		01/21/2041	195,495
150,000	Dominican Republic International Bond	5.88%		01/30/2060	115,245
500,000	Mexico Government International Bond	3.77%		05/24/2061	339,116
200,000	Panama Government International Bond	3.87%		07/23/2060	131,580
350,000	Republic of South Africa Government Bond	5.65%		09/27/2047	259,472
200,000	Ukraine Government International Bond	9.75%	(c)	11/01/2030	38,317
200,000	Ukraine Government International Bond	7.25%	(c)	03/15/2035	34,997

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,623,905)				1,972,277

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 24.5%

	Alen Mortgage Trust,
2,500,000	Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.68%	(j)	04/15/2034	1,633,724

	AREIT Trust,
2,000,000	Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	7.42%	(j)	09/14/2036	1,779,314

	BANK,
72,716,000	Series 2023-5YR1-XA	0.00%	(d)	03/15/2056	997,445
5,843,520	Series 2020-BN26-XF	1.50%	(f)(j)	03/15/2063	443,596

10	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Beast Mortgage Trust,
1,000,000	Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	10.68%	(j)	03/15/2036	649,922

	Benchmark Mortgage Trust,
13,279,858	Series 2018-B1-XA	0.55%	(d)(f)	01/15/2051	259,751
1,398,000	Series 2018-B4-D	2.80%	(d)(j)	07/15/2051	923,243

	BF Mortgage Trust,
1,012,000	Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	7.68%	(j)	12/15/2035	827,516

	BX Trust,
532,316	Series 2017-APPL-F (1 Month LIBOR USD + 4.38%, 4.25% Floor)	9.06%	(j)	07/15/2034	524,859
4,200,000	Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	8.28%	(j)	04/15/2034	3,954,174
1,000,000	Series 2019-OC11-E	3.94%	(d)(j)	12/09/2041	796,415

	Carbon Capital Commercial Mortgage Trust,
516,671	Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	7.53%	(j)	10/15/2035	429,006

	CD Commercial Mortgage Trust,
15,732,685	Series 2017-CD6-XA	0.88%	(d)(f)	11/13/2050	419,866

	Citigroup Commercial Mortgage Trust,
269,000	Series 2015-GC27-D	4.42%	(d)(j)	02/10/2048	226,807
3,680,203	Series 2015-GC27-XA	1.31%	(d)(f)	02/10/2048	64,349
182,000	Series 2016-GC36-D	2.85%	(j)	02/10/2049	95,041

	Commercial Mortgage Pass-Through Trust,
26,400,000	Series 2014-UBS3-XC	1.24%	(d)(f)(j)	06/10/2047	316,987
1,288,300	Series 2014-UBS4-F	3.75%	(b)(j)	08/10/2047	264,102
2,210,087	Series 2014-UBS4-G	3.75%	(b)(j)	08/10/2047	113,267
5,000	Series 2014-UBS4-V	0.00%	(b)(d)(j)	08/10/2047	1
27,394,000	Series 2015-CR23-XD	1.06%	(d)(f)(j)	05/10/2048	570,039
5,297,000	Series 2015-CR26-XD	1.22%	(d)(f)(j)	10/10/2048	142,274
68,892,103	Series 2015-LC21-XA	0.65%	(d)(f)	07/10/2048	785,280

	CSAIL Commercial Mortgage Trust,
885,000	Series 2016-C5-C	4.64%	(d)	11/15/2048	807,136
4,243,584	Series 2016-C6-XA	1.86%	(d)(f)	01/15/2049	183,981
2,000,000	Series 2018-CX12-C	4.74%	(d)	08/15/2051	1,637,542

	DBJPM Mortgage Trust,
400,000	Series 2020-C9-B	2.57%		08/15/2053	302,353

	DOLP Trust,
1,000,000	Series 2021-NYC-F	3.70%	(d)(j)	05/10/2041	578,976
1,000,000	Series 2021-NYC-G	3.70%	(d)(j)	05/10/2041	523,932

	FIVE Mortgage Trust,
583,000	Series 2023-V1-E	6.41%	(d)(j)	02/10/2056	461,569

	FREMF Mortgage Trust,
600,529	Series 2015-KF07-B (1 Month LIBOR USD + 4.95%)	9.62%	(j)	02/25/2025	602,357
543,955	Series 2016-KF25-B (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.67%	(j)	10/25/2023	544,251
1,063,644	Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	10.47%	(j)	11/25/2028	896,565
1,219,761	Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	10.67%	(j)	10/25/2029	1,158,821

	FS Rialto,
750,000	Series 2022-FL5-D (Secured Overnight Financing Rate 1 Month + 4.82%, 4.82% Floor)	9.51%	(j)	06/19/2037	722,838

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Great Wolf Trust,
3,000,000	Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.25% Floor)	8.07%	(j)	12/15/2036	2,857,587

	GS Mortgage Securities Corporation Trust,
1,000,000	Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.68%	(j)	11/15/2036	911,890

	GS Mortgage Securities Trust,
1,304,000	Series 2014-GC26-D	4.52%	(d)(j)	11/10/2047	791,550
1,744,000	Series 2015-GC28-D	4.31%	(d)(j)	02/10/2048	1,459,256
76,664,312	Series 2018-GS9-XA	0.42%	(d)(f)	03/10/2051	1,320,612

	JP Morgan Chase Commercial Mortgage Securities Trust,
2,000,000	Series 2011-C3-D	5.53%	(d)(j)	02/15/2046	1,408,349
1,175,000	Series 2018-AON-F	4.61%	(d)(j)	07/05/2031	185,063
500,000	Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	7.68%	(j)	07/15/2036	469,238
1,153,000	Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	8.73%	(j)	07/15/2036	1,069,014
1,153,000	Series 2019-MFP-XG	0.50%	(d)(f)(j)	07/15/2036	3,837

	JPMBB Commercial Mortgage Securities Trust,
8,316,233	Series 2013-C14-XC	0.95%	(d)(f)(j)	08/15/2046	38,582
3,488,650	Series 2014-C19-E	4.00%	(b)(d)(j)	04/15/2047	2,917,570
1,938,200	Series 2014-C19-F	3.75%	(b)(d)(j)	04/15/2047	1,274,493
5,157,620	Series 2014-C19-NR	3.75%	(b)(d)(j)	04/15/2047	441,062
925,000	Series 2014-C23-C	4.48%	(d)	09/15/2047	864,900
2,000,000	Series 2014-C23-D	3.98%	(d)(j)	09/15/2047	1,691,190
3,392,004	Series 2014-C26-XA	0.93%	(d)(f)	01/15/2048	38,002
500,000	Series 2015-C27-D	3.80%	(d)(j)	02/15/2048	344,109
180,000	Series 2015-C29-C	4.19%	(d)	05/15/2048	160,577
20,920,000	Series 2015-C29-XE	0.29%	(d)(f)(j)	05/15/2048	143,963
675,000	Series 2015-C32-C	4.66%	(d)	11/15/2048	456,100
16,358,000	Series 2015-C32-XD	0.50%	(d)(f)(j)	11/15/2048	166,996

	LSTAR Commercial Mortgage Trust,
2,910,605	Series 2016-4-XA	1.69%	(d)(f)(j)	03/10/2049	54,281
1,000,000	Series 2017-5-C	4.67%	(d)(j)	03/10/2050	880,073

	Med Trust,
997,038	Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	9.94%	(j)	11/15/2038	914,297

	MF1 Ltd.,
1,352,581	Series 2021-FL6-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	6.56%	(j)	07/16/2036	1,275,437

	Morgan Stanley Bank of America Merrill Lynch Trust,
500,000	Series 2014-C19-C	4.00%		12/15/2047	451,956

	Morgan Stanley Capital Trust,
1,191,000	Series 2017-ASHF-G (1 Month LIBOR USD + 7.03%, 6.90% Floor)	11.71%	(j)	11/15/2034	1,057,747

	SMR Mortgage Trust,
2,859,271	Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.33%	(j)	02/15/2039	2,419,942

	STWD Ltd.,
305,000	Series 2019-FL1-C (Secured Overnight Financing Rate 1 Month + 2.06%, 1.95% Floor)	6.72%	(j)	07/15/2038	289,426

	TTAN,
986,016	Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	8.89%	(j)	03/15/2038	923,255

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	11

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	UBS Commercial Mortgage Trust,
1,000,000	Series 2018-C12-C	4.94%	(d)	08/15/2051	859,553

	UBS-Barclays Commercial Mortgage Trust,
1,420,000	Series 2013-C5-C	3.89%	(d)(j)	03/10/2046	1,028,788
824,000	Series 2013-C5-D	3.89%	(d)(j)	03/10/2046	521,147

	Wells Fargo Commercial Mortgage Trust,
23,293,000	Series 2015-C28-XF	1.08%	(d)(f)(j)	05/15/2048	466,894
747,000	Series 2015-NXS4-D	3.69%	(d)	12/15/2048	626,748
1,044,000	Series 2016-C34-C	5.06%	(d)	06/15/2049	820,173
1,000,000	Series 2016-LC24-C	4.43%	(d)	10/15/2049	871,806
1,000,000	Series 2017-RC1-D	3.25%	(j)	01/15/2060	711,367
47,036,662	Series 2018-C43-XA	0.59%	(d)(f)	03/15/2051	1,119,510

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $77,840,481)				58,943,639

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 14.2%

	Adjustable Rate Mortgage Trust,
1,239,304	Series 2006-1-2A1	4.60%	(d)	03/25/2036	727,196

	BCAP LLC Trust,
494,019	Series 2010-RR6-6A2	9.30%	(d)(j)	07/26/2037	270,239

	BCAPB LLC Trust,
9,020,012	Series 2007-AB1-A5	4.60%	(l)	03/25/2037	3,943,744

	Chase Mortgage Finance Trust,
1,274,542	Series 2007-S1-A7	6.00%		02/25/2037	525,241
1,374,539	Series 2007-S3-1A5	6.00%		05/25/2037	673,340

	CHL Mortgage Pass-Through Trust,
1,301,002	Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	1.85%	(f)(g)	05/25/2037	224,878

	Citigroup Mortgage Loan Trust, Inc.,
274,294	Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	6.34%	(g)(j)	10/25/2035	252,397

	Countrywide Alternative Loan Trust,
653,541	Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	5.95%		02/25/2036	525,954
138,018	Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	3.87%	(g)	02/25/2036	115,520

	Credit Suisse First Boston Mortgage Securities Corporation,
1,790,276	Series 2005-11-7A1	6.00%		12/25/2035	1,013,549

	CSMC Mortgage-Backed Trust,
3,147,176	Series 2006-5-3A3	6.50%		06/25/2036	698,122
361,776	Series 2006-9-2A1	5.50%		11/25/2036	313,327
160,782	Series 2006-9-6A14	6.00%		11/25/2036	138,663

	Federal Home Loan Mortgage Corporation STACR REMIC Trust,
3,000,000	Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	12.45%	(j)	03/25/2050	2,902,331
2,000,000	Series 2021-HQA2-B2 (Secured Overnight Financing Rate 30 Day Average + 5.45%)	10.01%	(j)	12/25/2033	1,616,512

	IndyMac INDX Mortgage Loan Trust,
970,030	Series 2005-AR23-6A1	3.32%	(d)	11/25/2035	816,175

	JP Morgan Alternative Loan Trust,
63,490	Series 2006-S1-2A5	5.50%		02/25/2025	46,934

	JP Morgan Resecuritization Trust,
1,093,671	Series 2011-1-2A10	6.00%	(b)(d)(j)	06/26/2037	828,159

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Lehman Mortgage Trust,
219,045	Series 2007-10-1A1	6.00%		01/25/2038	209,794
1,213,481	Series 2007-4-1A3	5.75%		05/25/2037	613,937

	PNMAC GMSR Issuer Trust,
5,800,000	Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	6.97%	(j)	04/25/2023	5,762,300

	RBSGC Structured Trust,
702,438	Series 2008-B-A1	6.00%	(j)	06/25/2037	617,894

	Residential Accredit Loans, Inc.,
554,311	Series 2005-QS14-3A1	6.00%		09/25/2035	486,401
1,390,190	Series 2006-QS7-A3	6.00%		06/25/2036	1,119,320
417,135	Series 2007-QS1-1A1	6.00%		01/25/2037	324,257
671,933	Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	5.18%		04/25/2037	485,496
711,369	Series 2007-QS6-A102	5.75%		04/25/2037	561,872
153,070	Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	15.21%	(g)	04/25/2037	173,938

	Residential Asset Securitization Trust,
1,648,101	Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	2.25%	(f)(g)	07/25/2036	234,425
1,629,555	Series 2006-A6-1A9	6.00%		07/25/2036	480,366

	Residential Funding Mortgage Securities Trust,
402,909	Series 2007-S2-A4	6.00%		02/25/2037	321,623

	Structured Adjustable Rate Mortgage Loan Trust,
429,411	Series 2006-1-2A2	4.10%	(d)	02/25/2036	350,557

	Velocity Commercial Capital Loan Trust,
398,785	Series 2018-1-M4	5.01%	(j)	04/25/2048	309,600
289,242	Series 2018-1-M5	6.26%	(j)	04/25/2048	227,206
437,096	Series 2018-1-M6	7.26%	(j)	04/25/2048	305,614

	VOLT LLC,
5,000,000	Series 2021-NPL3-A2	4.95%	(j)(l)	02/27/2051	4,594,550

	Washington Mutual Mortgage Pass-Through Certificates Trust,
3,173,086	Series 2006-8-A4	4.17%		10/25/2036	1,217,461

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $46,626,828)				34,028,892

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 22.2%

	Federal Home Loan Mortgage Corporation REMICS,
314,578	Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	7.97%	(f)(g)	09/15/2036	117,635
719,309	Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	2.02%	(f)(g)	11/15/2036	71,401
468,661	Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	2.01%	(f)(g)	12/15/2036	47,701
232,404	Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	1.42%	(f)(g)	03/15/2037	17,408
2,923,225	Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	2.08%	(f)(g)	04/15/2037	305,054
2,430,523	Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	2.08%	(f)(g)	05/15/2037	208,685
2,023,972	Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	1.73%	(f)(g)	05/15/2037	213,117
427,093	Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	1.72%	(f)(g)	11/15/2036	39,806

12	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Federal Home Loan Mortgage Corporation REMICS, (Cont.)
175,354	Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.87%	(f)(g)	06/15/2037	9,581
43,941	Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.87%	(f)(g)	07/15/2037	3,059
1,480,806	Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	1.46%	(f)(g)	07/15/2037	116,587
537,352	Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	1.77%	(f)(g)	10/15/2037	41,096
117,067	Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.62%	(f)(g)	11/15/2037	7,351
2,634,615	Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	1.32%	(f)(g)	01/15/2038	217,019
119,383	Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	0.97%	(f)(g)	03/15/2038	6,950
1,788,134	Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	1.30%	(f)(g)	04/15/2038	160,361
106,452	Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.97%	(f)(g)	02/15/2039	7,920
647,348	Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	0.00%	(f)(g)	09/15/2040	23,007
5,540,368	Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	1.37%	(f)(g)	10/15/2040	448,507
2,013,240	Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	1.32%	(f)(g)	11/15/2040	205,008
2,301,083	Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.82%	(f)(g)	12/15/2040	217,257
804,315	Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	1.17%	(f)(g)	02/15/2041	70,439
1,174,966	Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	0.00%	(g)	08/15/2041	1,136,841
836,765	Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	1.32%	(f)(g)	09/15/2041	74,770
1,584,842	Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	1.27%	(f)(g)	11/15/2041	125,840
1,673,737	Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	1.22%	(f)(g)	01/15/2054	142,517
264,251	Series 4610-IB	3.00%	(f)	06/15/2041	4,660
12,792,335	Series 5100-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	0.00%	(f)(g)	05/25/2051	157,260
10,782,148	Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	0.00%	(f)(g)	06/25/2051	231,121

	Federal Home Loan Mortgage Corporation,
32,566,133	Series 2021-P009-X	1.45%	(d)(f)	01/25/2031	1,511,961

	Federal National Mortgage Association REMICS,
47,198	Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.90%	(f)(g)	08/25/2035	2,596
356,542	Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.90%	(f)(g)	09/25/2035	7,491

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Federal National Mortgage Association REMICS, (Cont.)
259,739	Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.70%	(f)(g)	12/25/2036	18,483
136,836	Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.80%	(f)(g)	12/25/2036	13,805
2,615,212	Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	1.89%	(f)(g)	01/25/2037	284,841
1,395,719	Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	1.85%	(f)(g)	03/25/2037	118,560
238,413	Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	1.89%	(f)(g)	03/25/2037	14,980
147,825	Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	1.63%	(f)(g)	03/25/2037	9,603
683,817	Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	1.89%	(f)(g)	04/25/2037	79,338
1,562,897	Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	1.25%	(f)(g)	04/25/2037	130,815
574,012	Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	1.25%	(f)(g)	05/25/2037	39,093
105,563	Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	1.25%	(f)(g)	05/25/2037	6,034
161,570	Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	1.71%	(f)(g)	07/25/2037	13,798
76,713	Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.80%	(f)(g)	07/25/2037	5,823
3,331,979	Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	1.69%	(f)(g)	08/25/2037	315,887
1,807,639	Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	1.15%	(f)(g)	04/25/2038	145,873
1,471,192	Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	1.05%	(f)(g)	05/25/2038	100,630
376,927	Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.40%	(f)(g)	02/25/2038	23,974
845,529	Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	1.20%	(f)(g)	07/25/2038	57,562
668,347	Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	1.25%	(f)(g)	08/25/2038	48,527
87,619	Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.40%	(f)(g)	01/25/2040	9,123
567,443	Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.75%	(f)(g)	03/25/2036	38,630
97,326	Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	1.25%	(f)(g)	07/25/2039	7,491
120,493	Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	1.10%	(f)(g)	07/25/2039	9,613
69,558	Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	0.30%	(f)(g)	07/25/2037	2,766
288,702	Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	1.15%	(f)(g)	11/25/2049	31,575
4,463,844	Series 2009-90-QI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.75%	(f)(g)	08/25/2036	369,989

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	13

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Federal National Mortgage Association REMICS, (Cont.)
513,332	Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.30%	(f)(g)	11/25/2039	42,088
99,863	Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.75%	(f)(g)	11/25/2039	9,071
121,847	Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	0.00%	(f)(g)	02/25/2040	5,531
206,262	Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.80%	(f)(g)	12/25/2025	1,773
3,566,533	Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.75%	(f)(g)	12/25/2040	437,080
594,955	Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	0.10%	(f)(g)	03/25/2040	31,988
161,289	Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.55%	(f)(g)	03/25/2050	12,533
425,888	Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.15%	(f)(g)	04/25/2040	25,472
783,322	Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	0.82%	(f)(g)	05/25/2040	47,885
103,513	Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	0.00%	(f)(g)	02/25/2040	1,716
121,053	Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	0.00%	(f)(g)	02/25/2040	3,777
632,309	Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	1.15%	(f)(g)	09/25/2039	60,493
803,216	Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	0.22%	(g)	01/25/2042	630,980
1,745	Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	1.55%	(f)(g)	11/25/2040	2
158,493	Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	1.15%	(f)(g)	04/25/2042	13,419
1,289,873	Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	1.20%	(f)(g)	06/25/2042	110,968
1,526,452	Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	1.15%	(f)(g)	07/25/2042	156,416
1,386,415	Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.15%	(g)	08/25/2043	988,276
4,278,941	Series 2016-64-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	1.15%	(f)(g)	09/25/2046	509,709
3,671,420	Series 2020-61-DI	3.00%	(f)	09/25/2060	585,142
16,087,673	Series 2021-17-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.00%, 2.00% Cap)	0.00%	(f)(g)	04/25/2051	207,484
5,299,815	Series 2021-3-KI	2.50%	(f)	02/25/2051	734,199
4,687,326	Series 2021-56-WI	2.50%	(f)	09/25/2051	560,646

	Federal National Mortgage Association,
15,407,991	Series 2019-M26-X1	0.62%	(d)(f)	03/25/2030	456,485
14,553,638	Series 2020-M27-X1	0.87%	(d)(f)	03/25/2031	622,123
161,479	Series 374-19	6.50%	(f)	09/25/2036	32,122

	Government National Mortgage Association REMICS,
12,997,931	Series 2021-209-MI	3.00%	(f)	11/20/2051	1,925,902

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Government National Mortgage Association,
397,569	Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	1.62%	(f)(g)	11/16/2039	31,854
52,041	Series 2010-98-IA	5.51%	(d)(f)	03/20/2039	2,925
413,262	Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	0.59%	(f)(g)	05/20/2041	29,511
689,428	Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.64%	(f)(g)	05/20/2041	50,695
747,992	Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	0.62%	(f)(g)	05/20/2041	54,050
884,641	Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	0.69%	(f)(g)	06/20/2041	65,071
6,207,407	Series 2012-26-SP (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.89%	(f)(g)	02/20/2042	807,354
489,270	Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00%	(f)(g)	12/16/2039	94,846
4,593,945	Series 2013-119-TZ	3.00%		08/20/2043	4,202,700
2,784,578	Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	1.44%	(f)(g)	03/20/2044	278,837
4,749,920	Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.52%	(f)(g)	04/16/2044	463,947
3,824,631	Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	0.79%	(f)(g)	04/20/2044	418,457
1,892,428	Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	1.37%	(f)(g)	12/16/2039	170,673
2,774,007	Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	0.93%	(f)(g)	10/20/2045	233,222
7,548,113	Series 2015-158-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	1.44%	(f)(g)	11/20/2045	848,792
8,810,609	Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	0.00%	(f)(g)	08/20/2048	380,104
24,259,795	Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	0.00%	(f)(g)	04/20/2048	677,632
7,478,939	Series 2020-115-SC (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	0.00%	(f)(g)	08/20/2050	349,806
10,730,609	Series 2020-129-IW	2.50%	(f)	09/20/2050	1,489,385
6,210,344	Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00%	(f)(g)	09/20/2050	123,658
17,960,602	Series 2020-138-IC	3.50%	(f)	08/20/2050	2,989,727
6,631,118	Series 2020-138-IL	3.50%	(f)	09/20/2050	1,084,682
11,165,839	Series 2020-173-MI	2.50%	(f)	11/20/2050	1,488,919
8,358,197	Series 2020-175-KI	2.50%	(f)	11/20/2050	1,164,720
3,250,300	Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.54%	(f)(g)	12/20/2050	375,710
5,308,739	Series 2020-196-DI	2.50%	(f)	12/20/2050	657,240
9,232,988	Series 2021-107-IL	3.00%	(f)	06/20/2051	1,433,206
7,281,356	Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00%	(f)(g)	06/20/2051	350,353
4,619,356	Series 2021-116-XI	3.50%	(f)	03/20/2051	747,491
3,961,955	Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	0.00%	(f)(g)	07/20/2051	50,537
7,504,732	Series 2021-130-DI	3.00%	(f)	07/20/2051	1,147,665

14	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Government National Mortgage Association, (Cont.)
7,467,483	Series 2021-158-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.70%, 3.70% Cap)	0.00%	(f)(g)	09/20/2051	234,902
15,396,678	Series 2021-221-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 3.80% Cap)	0.00%	(f)(g)	12/20/2051	288,067
11,843,254	Series 2021-221-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 3.80% Cap)	0.00%	(f)(g)	12/20/2051	247,805
12,002,214	Series 2021-24-XI	2.00%	(f)	02/20/2051	1,279,030
9,034,268	Series 2021-46-DS (-1 x 1 Month LIBOR USD + 2.80%, 2.80% Cap)	0.00%	(f)(g)	03/20/2051	218,193
5,170,802	Series 2021-58-SJ (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.54%	(f)(g)	04/20/2051	563,683
38,415,410	Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00%	(f)(g)	04/20/2051	769,749
16,409,013	Series 2021-73-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.50% Floor, 2.50% Cap)	0.50%	(f)(g)	04/20/2051	308,701
8,564,768	Series 2021-77-IH	2.50%	(f)	05/20/2051	1,022,352
15,203,135	Series 2021-78-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00%	(f)(g)	05/20/2051	252,968
8,041,303	Series 2021-7-IQ	2.50%	(f)	01/20/2051	1,045,008
16,197,965	Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00%	(f)(g)	06/20/2051	286,994
29,133,795	Series 2021-9-MI	2.50%	(f)	01/20/2051	3,903,474
9,765,007	Series 2021-H04-BI	1.39%	(d)(f)	02/01/2071	452,323
11,030,730	Series 2021-H07-AI	0.01%	(d)(f)	05/20/2071	439,823
17,021,469	Series 2022-22-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.60%, 3.60% Cap)	0.00%	(f)(g)	08/20/2050	375,630
6,804,435	Series 2022-25-EI	3.00%	(f)	02/20/2052	969,603
18,302,261	Series 2022-83-IO	2.50%	(f)	11/20/2051	2,408,933

	Total US Government and Agency Mortgage Backed Obligations (Cost $73,146,576)				53,391,106

US GOVERNMENT AND AGENCY OBLIGATIONS 6.1%
15,000,000	United States Treasury Notes	3.13%		08/15/2025	14,722,559

	Total US Government and Agency Obligations (Cost $14,853,635)				14,722,559

COMMON STOCKS 0.1%
13,001	Foresight Equity(b)(h)				145,092
4,104	Summit Midstream Partners LP(h)				62,996

	Total Common Stocks (Cost $252,064)				208,088

SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
PREFERRED STOCKS 0.0%(k)
2,010	Riverbed Technologies, Inc.(b)(h)				513

	Total Preferred Stocks (Cost $42,848)				513

SHORT TERM INVESTMENTS 2.2%
1,741,895	First American Government Obligations Fund - Class U	4.66%	(i)		1,741,895
1,741,895	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.73%	(i)		1,741,895
1,741,895	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.74%	(i)		1,741,895

	Total Short Term Investments (Cost $5,225,685)				5,225,685

	Total Investments 122.0% (Cost $364,094,307)(n)				293,317,609
	Liabilities in Excess of Other Assets (22.0)%				(52,858,249)

	NET ASSETS 100.0%				$240,459,360

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	35.5%
Non-Agency Commercial Mortgage Backed Obligations	24.5%
US Government and Agency Mortgage Backed Obligations	22.2%
Non-Agency Residential Collateralized Mortgage Obligations	14.2%
Bank Loans	10.9%
US Government and Agency Obligations	6.1%
Foreign Corporate Bonds	3.8%
Short Term Investments	2.2%
Asset Backed Obligations	1.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Common Stocks	0.1%
Preferred Stocks	0.0%	(k)
Other Assets and Liabilities	(22.0)%

	100.0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	15

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

INVESTMENT BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	35.5%
Non-Agency Commercial Mortgage Backed Obligations	24.5%
US Government and Agency Mortgage Backed Obligations	22.2%
Non-Agency Residential Collateralized Mortgage Obligations	14.2%
US Government and Agency Obligations	6.1%
Short Term Investments	2.2%
Energy	2.1%
Electronics/Electric	2.0%
Asset Backed Obligations	1.7%
Healthcare	1.2%
Business Equipment and Services	1.0%
Media	0.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Transportation	0.8%
Chemicals/Plastics	0.6%
Utilities	0.6%
Financial Intermediaries	0.6%
Consumer Products	0.5%
Automotive	0.5%
Banking	0.5%

INVESTMENT BREAKDOWN as a % of Net Assets (cont.):
Building and Development (including Steel/Metals)	0.4%
Retailers (other than Food/Drug)	0.4%
Mining	0.4%
Insurance	0.4%
Telecommunications	0.3%
Aerospace & Defense	0.3%
Hotels/Motels/Inns and Casinos	0.2%
Food Service	0.2%
Industrial Equipment	0.2%
Environmental Control	0.2%
Leisure	0.1%
Technology	0.1%
Containers and Glass Products	0.1%
Chemical Products	0.1%
Cosmetics/Toiletries	0.1%
Real Estate	0.0%	(k)
Food Products	0.0%	(k)
Other Assets and Liabilities	(22.0)%

	100.0%

(a)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(b)	Value determined using significant unobservable inputs.

(c)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Perpetual maturity. The date disclosed is the next call date of the security.

(f)	Interest only security

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Non-income producing security

(i)	Seven-day yield as of period end

(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(k)	Represents less than 0.05% of net assets

(l)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(m)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(n)

Under the Fund’s credit agreement, the lender, through its agent, has been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the lender (See Note 9).

PIK

A payment -in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

16	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	(Unaudited) March 31, 2023

ASSETS
Investments in Securities, at Value*	$288,091,924
Short Term Investments*	5,225,685
Interest Receivable	3,567,846
Prepaid Expenses and Other Assets	262,673
Receivable for Investments Sold	39,938
Cash	28,924
Total Assets	297,216,990

LIABILITIES
Loan Payable (See Note 9)	51,000,000
Payable for Investments Purchased	4,988,594
Investment Advisory Fees Payable	263,184
Interest Expense Payable	251,135
Administration, Fund Accounting and Custodian Fees Payable	88,709
Distribution Fees Payable	68,579
Professional Fees Payable	61,807
Trustees Fees Payable (See Note 7)	31,099
Accrued Expenses	4,523
Total Liabilities	56,757,630
Commitments and Contingencies (See Note 2, Note 8 and Note 9)
Net Assets	$240,459,360

NET ASSETS CONSIST OF:
Capital Stock ($0.00001 par value)	$165
Additional Paid-in Capital	370,186,394
Total Distributable Earnings (Loss) (See Note 5)	(129,727,199)
Net Assets	$240,459,360

*Identified Cost:
Investments in Securities	$358,868,622
Short Term Investments	5,225,685

Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited authorized)	16,482,631
Net Asset Value per Share	$14.59

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	17

Statement of Operations	(Unaudited) For the Period Ended March 31, 2023

INVESTMENT INCOME
Income:
Interest	$5,083,783
Dividends from Unaffiliated Securities	237
Total Investment Income	5,084,020
Expenses:
Investment Advisory Fees	1,418,926
Interest Expense	1,288,903
Administration, Fund Accounting and Custodian Fees	109,350
Trustees Fees	46,038
Professional Fees	36,407
Shareholder Reporting Expenses	23,576
Registration Fees	15,542
Miscellaneous Expenses	7,281
Insurance Expenses	4,259
Total Expenses	2,950,282

Net Investment Income (Loss)	2,133,738

REALIZED & UNREALIZED GAIN (LOSS)

Net Realized Gain (Loss) on Investments	(1,750,228)
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,233,286
Net Realized and Unrealized Gain (Loss)	6,483,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,616,796

18	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Peroid Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

OPERATIONS
Net Investment Income (Loss)	$2,133,738	$15,831,265
Net Realized Gain (Loss) on Investments	(1,750,228)	(2,398,473)
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,233,286	(65,639,818)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,616,796	(52,207,026)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(10,595,616)	(17,689,842)
From Return of Capital	—	(3,778,258)

Total Distributions to Shareholders	(10,595,616)	(21,468,100)

NET SHARE TRANSACTIONS
Proceeds from Issuance of common shares in connection with the shelf offering	11,667,602	5,418,126
Commissions and offering expenses associated with the issuance of common shares in connection with the shelf offering	(151,216)	(72,339)
Issuance of common shares from reinvestment of distributions	282,013	152,986
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	11,798,399	5,498,773

Total Increase (Decrease) in Net Assets	$9,819,579	$(68,176,353)

NET ASSETS
Beginning of Period	$230,639,781	$298,816,134
End of Period	$240,459,360	$230,639,781

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	19

Statement of Cash Flows	(Unaudited) For the Period Ended March 31, 2023

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,616,796
Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating activities:
Purchases of Long Term Investments	(32,957,622)
Proceeds from Disposition of Long Term Investments	23,171,014
Net (Purchases of) Proceeds from Disposition of Short Term Investments	(4,954,944)
Net Amortization (Accretion) of Premiums/Discounts	(452,930)
Net Realized (Gain) Loss on Investments	1,750,228
Net Change in Unrealized Depreciation (Appreciation) on Investments	(8,233,286)
(Increase) Decrease in:
Interest Receivable	(541,285)
Prepaid Expenses and Other Assets	37,117
Receivable for Investments Sold	248,377
Increase (Decrease) in:
Payable for Investments Purchased	4,988,594
Investment Advisory Fees Payable	12,564
Interest Expense Payable	82,611
Trustees Fees Payable	(1,151)
Payable to Broker for Dividend Reinvestment	22,207
Accrued Expenses	1,484
Administration, Fund Accounting and Custodian Fees Payable	(10,188)
Professional Fees Payable	(30,421)
Net Cash Provided By (Used In) Operating Activities	(8,250,835)

CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Cash Dividends Paid to Common Stockholders	(10,313,603)
Issuance of shares, net of fees	11,516,386
Increase in borrowings	10,000,000
Decrease in borrowings	(3,000,000)
Net Cash Provided By (Used In) Financing Activities	8,202,783

NET CHANGE IN CASH
Cash at Beginning of Period	76,976
Cash at End of Period	$28,924

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Additional Paid-in Capital from Dividend Reinvestment	$282,013
Cash Paid for Interest on Loan Outstanding	$1,195,866

20	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net Asset Value, Beginning of Period	$14.70		$19.41		$19.52		$20.80	$19.75	$22.04

Income (Loss) from Investment Operations:

Net Investment Income (Loss) (a)	0.13		1.01		1.40		1.60	1.35	1.41
Net Gain (Loss) on Investments (Realized and Unrealized)	0.41		(4.35)		0.20		(1.47)	1.13	(1.70)
Total from Investment Operations	0.54		(3.34)		1.60		0.13	2.48	(0.29)

Less Distributions:

Distributions from Net Investment Income	(0.66)		(1.13)		(1.71)		(1.41)	(1.43)	(1.58)
Return of Capital	—		(0.24)		—		—	—	(0.42)

Total Distributions	(0.66)		(1.37)		(1.71)		(1.41)	(1.43)	(2.00)

Proceeds from Issuance of Common Shares:
Premiums less commissions and offering costs on issuance of common shares (See Note 13)	0.01	(d)	—	(d)(e)	—	(d)(e)	—	—	—
Total capital stock transactions	0.01	(d)	—	(d)(e)	—	(d)(e)	—	—	—
Net Asset Value, End of Period	$14.59		$14.70		$19.41		$19.52	$20.80	$19.75
Market Price, End of Period	$14.18		$14.45		$19.72		$19.06	$20.71	$20.57
Total Return on Net Asset Value (b)	3.80%	(g)	(18.05)%		8.49%		0.83%	13.12%	(1.31)%
Total Return on Market Price (c)	2.65%	(g)	(20.55)%		12.85%		(1.04)%	8.12%	(5.78)%

Supplemental Data:

Net Assets, End of Period (000’s)	$240,460		$230,640		$298,816		$291,919	$310,652	$294,700
Ratios to Average Net Assets:
Expenses, including interest expense	2.46%	(f)	1.72%		1.64%		1.90%	2.30%	2.17%
Net Investment Income (Loss)	1.78%	(f)	5.81%		7.14%		8.18%	6.72%	6.77%
Portfolio Turnover Rate	7%	(g)	25%		46%		29%	26%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(c)

Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.

(d)

Represents the premium on the at the market offering of $0.017, $0.006 and $0.008 per share, respectively, less underwriting and offering costs of $0.010, $0.005 and $0.007 per share, respectively, for the periods ending March 31, 2023, September 30, 2022 and September 30, 2021.

(e)	Less than $0.005 per share
(f)	Annualized
(g)	Not Annualized

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	21

Financial Highlights (Cont.)

	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013

Net Asset Value, Beginning of Period	$23.30	$24.10	$23.41	$22.97	$24.87

Income (Loss) from Investment Operations:

Net Investment Income (Loss) (a)	1.63	1.81	2.21	1.83	1.63
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.89)	(0.08)	0.97	0.61	(1.05)
Total from Investment Operations	0.74	1.73	3.18	2.44	0.58

Less Distributions:

Distributions from Net Investment Income	(1.93)	(2.48)	(2.49)	(2.00)	(2.48)
Return of Capital	(0.07)	(0.05)	—	—	—

Total Distributions	(2.00)	(2.53)	(2.49)	(2.00)	(2.48)
Net Asset Value, End of Period	$22.04	$23.30	$24.10	$23.41	$22.97
Market Price, End of Period	$24.04	$25.68	$24.88	$23.60	$22.88
Total Return on Net Asset Value (b)	3.49%	7.81%	14.33%	11.12%	2.24%
Total Return on Market Price (c)	2.09%	14.38%	17.08%	12.46%	(6.60)%

Supplemental Data:

Net Assets, End of Period (000’s)	$327,927	$345,864	$356,678	$345,682	$338,659
Ratios to Average Net Assets:
Expenses, including interest expense	1.80%	1.59%	1.65%	1.67%	1.40%
Net Investment Income (Loss)	7.32%	7.77%	9.27%	7.90%	6.70%
Portfolio Turnover Rate	17%	14%	4%	22%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total Return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(c)

Total Return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

22	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	(Unaudited) March 31, 2023

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

The fiscal year end for the Fund is September 30, and the period covered by these Financial Statements is for the six months ended March 31, 2023 (the “period end”).

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Semi-Annual Report	|	March 31, 2023	23

Notes to Financial Statements (Cont.)

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

24	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2023

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of March 31, 2023:

Category

Investments in Securities

Level 1

Money Market Funds	$5,225,685

Common Stocks	62,996

Total Level 1	5,288,681

Level 2

Collateralized Loan Obligations	$82,895,180

Non-Agency Commercial Mortgage Backed Obligations	53,933,144

US Government and Agency Mortgage Backed Obligations	53,391,106

Non-Agency Residential Collateralized Mortgage Obligations	33,200,733

Bank Loans	26,218,853

US Government and Agency Obligations	14,722,559

Foreign Corporate Bonds	9,096,600

Asset Backed Obligations	2,008,150

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1,972,277

Total Level 2	277,438,602

Level 3

Non-Agency Commercial Mortgage Backed Obligations	$5,010,495

Collateralized Loan Obligations	2,475,981

Asset Backed Obligations	2,041,778

Non-Agency Residential Collateralized Mortgage Obligations	828,159

Common Stocks	145,092

Bank Loans	88,308

Preferred Stocks	513

Total Level 3	10,590,326

Total	$293,317,609

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 3/31/2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at 3/31/2023(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$4,907,534	$887	$59,064	$44,195	$—	$(1,185)	$—	$—	$5,010,495	$(17,158)
Collateralized Loan Obligations	1,648,940	—	(219,329)	—	—	—	1,814,353	(767,983)	2,475,981	(203,908)
Asset Backed Obligations	3,959,557	(1,165,920)	(219,656)	—	108,064	(640,267)	—	—	2,041,778	(889,437)
Non-Agency Residential Collateralized Mortgage Obligations	—	—	—	—	—	—	828,159	—	828,159	—
Common Stocks	242,328	(48,722)	(48,067)	—	—	(447)	—	—	145,092	(95,558)
Bank Loans	88,856	175	(2,024)	1,848	—	(547)	—	—	88,308	(1,841)
Preferred Stocks	2,010	—	(1,497)	—	—	—	—	—	513	(1,497)
Total	$10,849,225	$(1,213,580)	$(431,509)	$46,043	$108,064	$(642,446)	$2,642,512	$(767,983)	$10,590,326	$(1,209,399)

Semi-Annual Report	|	March 31, 2023	25

Notes to Financial Statements (Cont.)

(a)	Purchases include all purchases of securities, payups and corporate actions.

(b)	Sales include all sales of securities, maturities, and paydowns.

(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at March 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 3/31/2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input

Non-Agency Commercial Mortgage Backed Obligations	$5,010,495	Market Comparables	Market Quotes	$0.01-$83.63 ($67.37)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Collateralized Loan Obligations	$2,475,981	Market Comparables	Market Quotes	$0.32-$72.57 ($61.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Asset Backed Obligations	$2,041,778	Market Comparables	Market Quotes	$20.55-$1,677.51 ($389.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Non-Agency Residential Collateralized Mortgage Obligations	$ 828,159	Market Comparables	Market Quotes	$75.72 ($75.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Common Stocks	$ 145,092	Market Comparables	Market Quotes	$11.16 ($11.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Bank Loans	$ 88,308	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Preferred Stocks	$ 513	Market Comparables	Market Quotes	$0.26 ($0.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.

The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund identifies its major tax jurisdictions as U.S. Federal, the Commonwealth of Massachusetts, the State of Florida and the State of California. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

26	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2023

D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the NYSE opens for regular trading.

G. Unfunded Loan Commitments. The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. As of March 31, 2023, the Fund did not have any unfunded positions.

The Fund may also enter into certain credit agreements designed to provide standby short term or “bridge” financing to a borrower. Typically the borrower is not economically incented to draw on the bridge loan. The Fund is obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Fund maintained with its custodian liquid investments having an aggregate value at least equal to the par value of its unfunded loan commitments and bridge loans. As of March 31, 2023, the Fund had no outstanding bridge loan commitments.

H. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3.  Related Party Transactions

DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”) provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the average daily total managed assets of the Fund. Total managed assets means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and/or preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings). For purposes of calculating total managed assets, the liquidation preference of any preferred shares outstanding shall not be considered a liability. DoubleLine Asset Management Company, a wholly owned subsidiary of the Adviser, owned x,xxx shares of the Fund as of the period end. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.

4. Purchases and Sales of Securities

For the period ended March 31, 2023, purchases and sales of investments, excluding U.S. Government securities and short term investments, were $32,957,622 and $23,171,014, respectively. There were no transactions in U.S. Government securities (defined as long-term U.S. Treasury bills, notes and bonds) during the period.

Semi-Annual Report	|	March 31, 2023	27

Notes to Financial Statements (Cont.)

5. Income Tax Information

The tax character of distributions for the Fund was as follows:

	Period Ended March 31, 2023	Year Ended September 30, 2022

Distributions Paid From:

Ordinary Income	$10,595,616	$17,689,842

Return of Capital	$—	$3,778,258

Total Distributions Paid	$10,595,616	$21,468,100

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The cost basis of investments for federal income tax purposes as of September 30, 2022, was as follows:

Tax Cost of Investments	$352,564,569

Gross Tax Unrealized Appreciation	5,128,475

Gross Tax Unrealized Depreciation	(86,052,975)

Net Tax Unrealized Appreciation (Depreciation)	(80,924,500)

As of September 30, 2022, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net Tax Unrealized Appreciation (Depreciation)	$(80,924,500)

Other Accumulated Gains (Loss)	(46,823,879)

Total Distributable Earnings (Loss)	(127,748,379)

As of September 30, 2022, $46,815,246 as available as a capital loss carryforward.

The Fund may elect to defer to the first day of the next taxable year all or part of any late-year ordinary loss or post-October capital loss. As of September 30, 2022, the Fund deferred, on a tax basis, qualified late year losses of $0.

Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses, market discount, Passive Foreign Investment Companies (PFICs) and defaulted securities. For the year ended September 30, 2022, the following table shows the reclassifications made:

Paid-in Capital	Total Distributable Earnings (Loss)

$(3,778,258)	$3,778,258

If the Fund estimates that a portion of its regular distributions to shareholders may be comprised of amounts from sources other than net investment income, as determined in accordance with the Fund’s policies and practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its expected tax character. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with US GAAP, and recordkeeping practices under income tax regulations. It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with US GAAP might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit https://doubleline.com/closed-end-funds/ for the most recent Section 19 Notice, if applicable. Information provided to you on a Section 19 notice is an estimate only and subject to change; final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

28	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2023

6.  Share Transactions

Transactions in the Fund’s shares were as follows:

	For the Period Ended March 31, 2023		For the Year Ended September 30, 2022

	Shares	Amount	Shares	Amount

Shares Sold (net of fees)	772,189	$11,516,386	285,206	$5,345,787

Reinvested Dividends	19,239	282,013	8,048	152,986

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	791,428	$11,798,399	293,254	$5,498,773

7. Trustees Fees

Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $46,038 from the Fund during the period ended March 31, 2023. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Fund’s Statement of Operations are shown as $46,038 which includes $47,839 in current fees (either paid in cash or deferred) and a decrease of $1,801 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.

8. Bank Loans

The Fund may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Fund may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Fund may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjust periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (LIBOR) or the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more major United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Fund may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.

Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Fund prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.

9.  Credit Facility

U.S. Bank, National Association (the “Bank”) has made available to the Fund a $65,000,000 committed credit facility. Under the current terms of the Fund’s credit agreement, interest is charged at the rate of one-month daily secured overnight financing rate (“SOFR”) plus the Term SOFR adjustment of 0.10% plus the applicable margin of 0.75%. This rate represents a floating rate of interest that may change over time. The Fund will also be responsible for paying a non-usage fee (“commitment fee”) of 0.25% if the exposure is less than 75% of the commitment amount and 0.125% if the exposure is 75% or greater of the commitment amount. The credit facility will terminate by the earlier of six months after the Bank delivers a notice of termination to the Fund or the date that the committed amount is reduced to $0. The Fund pledges its assets as collateral to secure obligations under the credit agreement. The Fund retains the risk and rewards of the ownership of assets pledged to secure obligations under the credit agreement. As of March 31, 2023, the amount of total outstanding borrowings was $51,000,000, which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy.

For the period ended March 31, 2023, the Fund’s activity under the credit facility was as follows:

Maximum Amount Available	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate

$65,000,000	$49,390,110	$54,000,000	$1,276,292	$12,611	5.09%

Semi-Annual Report	|	March 31, 2023	29

Notes to Financial Statements (Cont.)

10.  To-Be-Announced Securities

The Fund may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBA trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage- backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.

11.  Principal Risks

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of the initial public offering of the Fund’s shares.

•

asset-backed securities investment risk:  The risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

collateralized debt obligations risk:  The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs and may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•

confidential information access risk:  The risk that the intentional or unintentional receipt of material, non-public information by the Adviser could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time.

•

counterparty risk:  The risk that the Fund will be subject to credit risk presented with respect to the counterparties to derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery under the derivative contract or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or small set of counterparties, it will be subject to increased counterparty risk.

•

credit default swaps risk:  Credit default swaps provide exposure to one or more reference obligations but involve greater risks than investing in the reference obligation directly, and expose the Fund to liquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation(s).

•

credit risk:  The risk that one or more of the Fund’s investments in debt securities or other instruments will decline in price, or fail to pay interest, liquidation value or principal when due, because the issuer of the obligation or the issuer of a reference security experiences an actual or perceived decline in its financial status.

•

derivatives risk:  The risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds

30	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2023

precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Recent changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of the U.S. dollar LIBOR settings on a representative basis after June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

•

emerging markets risk:  The risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

•

foreign investment risk:  The risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates with relative to the U.S. dollar or with respect to other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

•

foreign currency risk:  The Fund’s investments in or exposure to foreign currencies or in securities or instruments that trade, or receive revenues, in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions (if used), that the U.S. dollar will decline in value relative to the currency being hedged.

•

high yield risk:  The risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

interest rate risk:  The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

•

inverse floaters and related securities risk:  Investments in inverse floaters, residual interest tender option bonds and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters, residual interest tender option bonds and similar instruments will typically bear an inverse relationship to short term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise.

•

investment and market risk:  The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment or other external factors, experience periods of high volatility and reduced liquidity. Certain securities may be difficult to value during such periods. The value of securities and other instruments traded in over-the-counter markets, like other market investments, may move up or down, sometimes rapidly

Semi-Annual Report	|	March 31, 2023	31

Notes to Financial Statements (Cont.)

and unpredictably. Further, the value of securities and other instruments held by the Fund may decline in value due to factors affecting securities markets generally or particular industries. Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has been raising interest rates from historically low levels and may continue to raise interest rates. Any additional interest rate increases in the future could cause the value of the Fund’s holdings to decrease.

•

issuer risk:  The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

•

leverage risk:  Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.

•

LIBOR phase out/transition risk:  LIBOR is the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR may also be a significant factor in relation to payment obligations under a derivative investment and may be used in other ways that affect the Fund’s investment performance. LIBOR is currently in the process of being phased out. The transition from LIBOR and the terms of any replacement rate(s), including, for example, a secured overnight financing rate (“SOFR”) or another rate based on SOFR, may adversely affect transactions that use LIBOR as a reference rate, financial institutions that engage in such transactions, and the financial markets generally. There are significant differences between LIBOR and SOFR, such as LIBOR being an unsecured lending rate while SOFR is a secured lending rate. As such, the transition away from LIBOR may adversely affect the Fund’s performance.

•	liquidity risk: The risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•

loan risk:  Investments in loans are in many cases subject to the risks associated with below-investment grade securities. Investments in loans are also subject to special risks, including, among others, the risk that (i) if the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of that financial institution; (ii) loans in which the Fund invests typically pay interest at floating rates, and the borrower may have the ability to change or adjust the interest rate on a loan or under circumstances that would be unfavorable to the Fund; (iii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund; (iv) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (v) transactions in loans may settle on a delayed basis, and the Fund potentially may not receive the proceeds from the sale of a loan for a substantial period of time after the sale; (vi) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; and (vii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to loans and other forms of direct indebtedness. In the absence of definitive regulatory guidance, the Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund. There can be no assurance that the Adviser’s efforts in this regard will be successful.

•

market discount risk:  The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

•

market disruption and geopolitical risk:  The risk that markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity, which may cause the Fund to sell securities at times when it would otherwise not do so, and potentially at unfavorable prices.

•

mortgage-backed securities risk:  The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral

32	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2023

may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and re-payment of principal to other classes of the issuer’s securities.

•

operational and information security risks:  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

•

restricted securities risk:  The risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

sovereign debt obligations risk:  Investments in countries’ government debt obligations involve special risks. The issuer or governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt or otherwise in a timely manner.

•

U.S. Government securities risk:  The risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

12. Recently Issued Accounting Pronouncements

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

13. Common Shares Offering

The Fund has the authority to issue an unlimited number of common shares of beneficial interest, par value $0.00001 per share (“Common Shares”).

On September 30, 2020, the Securities and Exchange Commission declared effective a registration statement relating to an offering of the Common Shares and filed using the “shelf” registration process (the “Shelf Registration”). The Fund has entered into a distribution agreement with Foreside Fund Services, LLC (“Foreside”), who has entered into a sub-placement agent agreement (the “Sub-Placement Agent Agreement”) with UBS Securities LLC (the “Sub-Placement Agent”), relating to the Common Shares offered in connection with the Shelf Registration. In accordance with the terms of the Sub-Placement Agent Agreement, the Fund may offer Common Shares having a value of up to $100,000,000, par value $0.00001 per share, from time to time through Foreside and the Sub-Placement Agent, as its agents for the offer and sale of the Common Shares. For the period ended March 31, 2023, the Fund had sold 772,189 Common Shares pursuant to the Shelf Registration.

Under the 1940 Act, the Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933 including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices. Any proceeds from the Fund’s offering of its Common Shares will be invested in accordance with its investment objective and policies as set forth in its effective registration statement.

Semi-Annual Report	|	March 31, 2023	33

Notes to Financial Statements (Cont.)

14. Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

34	DoubleLine Opportunistic Credit Fund

Evaluation of Advisory Agreement by Board of Trustees	(Unaudited) March 31, 2023

DoubleLine Total Return Bond Fund

DoubleLine Core Fixed Income Fund

DoubleLine Emerging Markets Fixed Income Fund

DoubleLine Multi-Asset Growth Fund

DoubleLine Cayman Multi-Asset Growth Fund I Ltd.

DoubleLine Low Duration Bond Fund

DoubleLine Floating Rate Fund

DoubleLine Shiller Enhanced CAPE®

DoubleLine Flexible Income Fund

DoubleLine Low Duration Emerging Markets Fixed Income Fund

DoubleLine Selective Credit Fund

DoubleLine Long Duration Total Return Bond Fund

DoubleLine Strategic Commodity Fund

DoubleLine Strategic Commodity Ltd.

DoubleLine Global Bond Fund

DoubleLine Infrastructure Income Fund

DoubleLine Shiller Enhanced International CAPE®

DoubleLine Real Estate and Income Fund

DoubleLine Emerging Markets Local Currency Bond Fund

DoubleLine Income Fund

DoubleLine Multi-Asset Trend Fund

DoubleLine Multi-Asset Trend Ltd.

DoubleLine Opportunistic Credit Fund

DoubleLine Income Solutions Fund

DoubleLine Yield Opportunities Fund

At a meeting held in February 2023 (the “February Meeting”), the Boards of Trustees (the “Board” or the “Trustees”) of the DoubleLine open-end mutual funds and closed-end funds listed above (the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements (the “Advisory Agreements”) between DoubleLine and those Funds. That included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers collectively to DoubleLine Capital LP and/or to DoubleLine Alternatives LP, as appropriate in the context.

The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of Strategic Insight, an independent third-party provider of investment company data (“Strategic Insight”), and additional information requested by the Independent Trustees. The Independent Trustees also met outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.

The Trustees also meet regularly with investment advisory, compliance, risk management, operational, and other personnel from DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year.

This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.

The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for the Funds and noted DoubleLine’s representation that it seeks to provide attractive returns with a strong emphasis on risk management. The Board considered in particular the difficulty of managing debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors,

Semi-Annual Report	|	March 31, 2023	35

Evaluation of Advisory Agreement by Board of Trustees (Cont.)

which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.

The Trustees reviewed reports prepared by Strategic Insight (the “Strategic Insight Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the open-end Funds) against the net management fee rate and net total expense ratio of a group of peers selected by Strategic Insight, and each Fund’s performance records (Class I shares with respect to the open-end Funds) for the one-year, three-year (where applicable), and five-year (where applicable) periods ended October 31, 2022, against the performance records of those funds in each Fund’s Morningstar category and the performance of the Fund’s broad-based benchmark index. In preparation for the February Meeting, the Independent Trustees met with Strategic Insight representatives twice to review the comparative information set out in the Strategic Insight Reports, the methodologies used by Strategic Insight in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information Strategic Insight provided regarding the challenges Strategic Insight encountered in assembling appropriate peer groups for a number of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies, investment approaches and/or advisory fee structures for certain of the Funds. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance relative to its peer groups and the factors that contributed to the underperformance of certain Funds relative to their peer groups or benchmark indices.

In respect of the open-end Funds, the Trustees considered generally Management’s description of investment conditions in the fixed-income markets in recent years and their effects on the Funds. Management noted that, in the period following the height of the COVID-19 pandemic, the rapid increase in interest rates, followed by the actions of the Federal Reserve Board to counteract inflationary pressures, had a significant adverse effect on the values of outstanding debt securities. Management noted that this was particularly the case in respect of many of the mortgage-backed and other asset-backed securities in which many of the Funds invest. The Trustees considered Management’s statements that these developments hurt both the absolute and relative performance records of many of the Funds, but that the performance of many of those Funds has improved in more recent periods.

The Trustees considered that a number of the open-end Funds achieved performance at levels above the medians of their peers for the three-year period ended October 31, 2022. Those Funds included DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Infrastructure Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Shiller Enhanced International CAPE® and DoubleLine Selective Credit Fund. In addition, the Trustees noted that a number of Funds had experienced performance at levels below the medians of their peers for the three-year period ended October 31, 2022, but their performance had improved to levels above their peer group medians for the one-year period ended the same date. Those Funds included DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Long Duration Total Return Bond Fund. The Trustees noted improvements in the performance of DoubleLine Strategic Commodity Fund and DoubleLine Global Bond Fund, whereby each Fund was in the fourth comparative quartile for the three-year period and in the second quartile for the one-year period. In addition, the Trustees considered that DoubleLine Income Fund, which had been in the fourth comparative quartile for the three-year period, performed for the one-year period at the 60th comparative percentile, which represented substantial improvement in the Fund’s performance. The Trustees determined that the performance of each of those Funds supported the continuation of the Advisory Agreements.

With respect to DoubleLine Shiller Enhanced CAPE®, the Trustees considered Management’s statement that recent periods have been highly unusual in that the performance of both fixed-income and equity securities have been significantly adversely affected by market factors. Management noted that, because the Fund has approximately equal exposures to both fixed-income and equity securities, its performance had been affected particularly adversely over the period. The Trustees considered Management’s view that the Fund might be expected to experience a significant improvement in performance as one or both of those markets recover. With respect to DoubleLine Multi-Asset Growth Fund, the Trustees considered similarly that the Fund’s exposure to both fixed-income and equity securities had resulted in significant underperformance in recent periods, and that the Fund’s typically large exposure to fixed-income securities compared to peer funds had affected its comparative performance significantly. With respect to DoubleLine Multi-Asset Trend Fund, the Trustees considered the Fund’s limited operating history and noted that it was important to provide the Fund’s portfolio management team sufficient time to establish a longer performance history.

36	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2023

With respect to DoubleLine Real Estate and Income Fund, the Trustees considered that the Fund has very few assets and that DoubleLine was receiving no management fee from the Fund but rather was subsidizing its expenses.

On the basis of all of these factors, the Trustees determined that the historical performance records of the Funds, and the factors cited by Management in respect of underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds

The Trustees considered the portion of the Strategic Insight Reports covering the open-end Funds’ net management fees and net total expenses relative to their expense peer groups. The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.

The Trustees considered the expenses of each of the open-end Funds. They noted that all but six of the Funds had net total expense ratios at or below the medians of their peers. They noted that each of the six Funds with net total expense ratios above their peer medians (DoubleLine Total Return Bond Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Multi-Asset Growth Fund, and DoubleLine Flexible Income Fund) had net total expense ratios within three basis points of the medians. They noted that DoubleLine Infrastructure Income Fund had a net total expense ratio slightly above the peer medians with respect to two of the peer groups presented by Strategic Insight and that the Fund had a net total expense ratio below the median for one of the peer groups presented by Strategic Insight. Similarly, the Trustees noted that the large majority of the Funds paid net advisory fees below the medians of their peer groups. Two of the Funds, DoubleLine Core Fixed Income Fund and DoubleLine Low Duration Bond Fund, whose net advisory fees were 2.9 and 1.6 basis points above their peer medians, respectively, nonetheless incurred net total expenses at rates lower than their peers. DoubleLine Total Return Bond Fund paid net advisory fees at a rate 5 basis points above its peer median, but incurred net total expenses at a rate close to its peer median. DoubleLine Strategic Commodity Fund, whose net advisory fee was 17.1 basis points above its peer median, incurred net total expenses at a rate equal to the peer median. The remaining two of those Funds, DoubleLine Emerging Markets Fixed Income Fund and DoubleLine Flexible Income Fund, paid net advisory fees at a rate 9 basis points above their peer medians, but incurred net total expenses at rates close to their peer medians, 2.8 basis points and 1 basis point, respectively, above the peer medians. The Trustees determined that neither the net advisory fees nor the net total expense ratios of any of the Fund appeared, on the basis of all of the information available to them, unreasonable or such as to call into question the continuation of the Funds’ Advisory Agreements.

On the basis of these considerations and others and in the exercise of their business judgment, the Trustees determined to approve the Agreements for the proposed additional one-year term.

In respect of the closed-end Funds, the Trustees considered the information in the Strategic Insight Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings). The Trustees considered DoubleLine’s statement that the recent volatility in fixed-income markets had had a significant adverse effect on the performance of the closed-end funds, and the reasons why that volatility had caused the Funds to underperform many or most of their peers. (References to a Fund’s net total expense ratio below are to that ratio excluding investment related expenses, such as interest on leverage.)

As to DoubleLine Income Solutions Fund (“DSL”), the Trustees noted that the Fund’s net total expense ratio (excluding investment related expenses) was below the median of its expense peer group on both a net assets and a total managed assets basis and that its net management fee rate was above, though near, the median of its expense group on both a net assets and a total managed assets basis. The Trustees considered DoubleLine’s statement that, although the Fund has outperformed its benchmark index and a number of its peer funds over various periods in the past, the Fund’s recent underperformance due to the recent market volatility has had the effect of reducing the Fund’s average annual returns compared to peers and the benchmark over longer time periods. The Trustees considered DoubleLine’s description of the factors leading to the Fund’s substantial underperformance in recent periods, its confirmation that it has remained consistent in its approach to managing the Fund, and factors that lead DoubleLine to expect improved performance in coming periods.

As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees noted that DBL’s net management fees were in the second quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also noted that DBL’s net total expense ratio was shown in the Strategic Insight Report to be in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis.

Semi-Annual Report	|	March 31, 2023	37

Evaluation of Advisory Agreement by Board of Trustees (Cont.)

In no case were the Fund’s net management fees or net total expenses the highest among its peers. The Trustees considered DoubleLine’s statement that, although the Fund performed in the fourth quartile for the three- and five-year periods, the Fund’s performance improved for the one-year period, with the Fund performing in the third-quartile of its Morningstar peer group. The Trustees also noted that the Fund outperformed its benchmark index for the one-, three-, and five-year periods shown in the Strategic Insight Report. The Trustees considered DoubleLine’s description of the factors leading to the Fund’s substantial underperformance and factors that have led to the recent improvement of the Fund’s relative perfomance and to DoubleLine’s expectation that performance will continue to improve.

As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees noted that DLY was only relatively recently organized and that it has only a limited operating history. The Trustees noted that while the Fund performed in the fourth quartile for the one-year period of its Morningstar peer group, it outperformed its benchmark index for the one-year period shown in the Strategic Insight Report and for the life of the Fund. They considered the factors cited by DoubleLine for the Fund’s underperformance, including in particular the high level of volatility in fixed-income markets in the periods since the Fund’s organization. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that Strategic Insight had developed an expense group comprising Funds with similar fee and expense arrangements. The Trustees noted that the Fund’s net advisory fees, though above the median of its peers both on a net assets and a total managed assets basis, was not the highest of its expense group. The Trustees considered similarly that the Fund’s net total expense ratio was above the median of the Fund’s expense peer group on both a net assets and a total managed assets basis, though not the highest of its expense group.

The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the Strategic Insight Reports, and considered information from DoubleLine that they receive quarterly showing that each Fund earned a positive spread on its investment leverage, after taking into account any expenses related to the leverage, including incremental management fees.

As to all of the open- and closed-end Funds, Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with DoubleLine.

The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the Funds.

The Trustees considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as subadviser. The Trustees noted the information DoubleLine provided regarding certain institutional separate accounts advised by it and funds subadvised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees noted DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to mutual funds exceed in many respects those required to provide advisory services to non-mutual fund clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees noted DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring mutual funds than in managing private accounts or in sub-advising mutual funds sponsored by others, and that the services and resources required of DoubleLine when it sub-advises mutual funds sponsored by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser.

38	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2023

The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees noted that DoubleLine experienced significant profitability in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency and transparency of the Funds’ investment operations over time, and the competitiveness of the management fees and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds.

In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the open-end Funds had achieved significant size. They noted also that none of the Funds has breakpoints in its advisory fee schedule, though the Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees noted also that the information provided by Strategic Insight supported the view that the net management fees of the largest open-end Funds remained competitively priced. The Trustees separately noted that DoubleLine had agreed to continue in place the expense limitation arrangements for a number of the Funds at current levels for an additional one-year period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure. Based on these factors and others, the Trustees concluded that it was not necessary at the present time to implement breakpoints for any of the Funds, although they would continue to consider the question periodically in the future.

With regard to DSL, DBL, and DLY, the Trustees noted that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception. The Trustees noted DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.

On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement(s); that absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances, although the Trustees would continue to consider the topic over time; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period.

Semi-Annual Report	|	March 31, 2023	39

Statement Regarding the Fund’s Liquidity Risk Management Program	(Unaudited) March 31, 2023

The Fund has adopted a liquidity risk management program. The program’s principal objectives include mitigating the risk that a Fund is unable to meet its redemption obligations timely and supporting the Fund’s compliance with its limits on investments in illiquid assets. For the period ended March 31, 2023, the program administrator determined that the program supported the Fund’s ability to meet reasonably foreseeable redemption requests, reduced the risk of significant dilution from redemptions and supported the Adviser’s management of the Fund’s liquidity profile. The program includes a number of elements that support the assessment and management of liquidity risk, including the periodic classification and re-classification of the Fund’s investments into groupings based on the Adviser’s view of their liquidity. There can be no assurance that the program will achieve its objectives. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

40	DoubleLine Opportunistic Credit Fund

Federal Tax Information	(Unaudited) March 31, 2023

For the fiscal year ended September 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $459,750 for single individuals and $517,200 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Qualified Dividend Income	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022, was as follows:

Dividends Received Deduction	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended September 30, 2022, was as follows:

Qualified Short-term Gains	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c) for the fiscal year ended September 30, 2022, was as follows:

Qualified Interest Income	82.90%

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Semi-Annual Report	|	March 31, 2023	41

Portfolio Managers	(Unaudited) March 31, 2023

The portfolio managers for the Fund are Jeffrey E. Gundlach, Andrew Hsu and Ken Shinoda.

Mr. Gundlach has served as a portfolio manager for the Fund since the Fund’s inception. Messrs. Hsu and Shinoda have served as portfolio managers for the Fund since April 30, 2020. Since the Fund’s last annual report to shareholders, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

Information About Proxy Voting

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) or email fundinfo@doubleline.com and on the SEC’s website at www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311) or email fundinfo@doubleline.com; and (ii) on the SEC’s website at www.sec.gov.

Information About Portfolio Holdings

The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the holdings on the Fund’s website. The disclosure will be made by posting the Annual, Semi-Annual and Part F of Form N-PORT filings on the Fund’s website.

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. When available, the Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov.

Householding—Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Fund Certification

The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.

Proxy Results

The Annual Meeting of Shareholders was held on February 24, 2023 for shareholders of record as of the close of business on December 23, 2022 to re-elect John C. Salter, a Class II trustee nominee, for the Fund. Mr. Salter was elected with 5,329,184 affirmative votes and 6,036,792 votes withheld. Trustees whose terms of office continued after the Annual Meeting of Shareholders because they were not up for re-election are Ronald R. Redell, Joseph J. Ciprari and Raymond B. Woolson.

42	DoubleLine Opportunistic Credit Fund

Dividend Reinvestment Plan	(Unaudited) March 31, 2023

Unless the registered owner of Common Shares elects to receive cash by contacting U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), all dividends, capital gains and returns of capital, if any, declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice in writing to the Plan Administrator at least 5 days prior to the dividend/distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

Whenever the Fund declares an income dividend, a capital gain distribution or other distribution (collectively referred to as “dividends”) payable either in shares or cash, non-participants in the Plan will receive cash and participants in the Plan will receive a number of Common Shares, determined in accordance with the following provisions. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open- Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the market price per Common Share plus estimated brokerage trading fees is equal to or greater than the NAV per Common Share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares, including fractions of shares from the Fund for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the date of issuance; provided that, if the NAV per Common Share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the Dividend will be divided by 95% of the market price per Common Share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any Dividend, the NAV per Common Share is greater than the market value plus estimated brokerage trading fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or in no event more than 30 days after the record date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. If the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open- Market Purchases and may instead receive the Newly Issued Common Shares from the Fund for each participant’s account, in respect of the uninvested portion of the Dividend, at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all registered shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shares owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, a broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose Common Shares are registered with the Plan Administrator in the name of a Nominee. If a beneficial owner’s Common Shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will be participants in or have distributions reinvested under the Plan with respect to those Common Shares. If a beneficial owner of

Semi-Annual Report	|	March 31, 2023	43

Dividend Reinvestment Plan (Cont.)

Common Shares held in the name of a Nominee wishes to participate in the Plan, and the Shareholder’s Nominee is unable or unwilling to become a registered shareholder and a Plan participant with respect to those Common Shares on the beneficial owner’s behalf, the beneficial owner may request that the Nominee arrange to have all or a portion of his or her Common Shares registered with the Plan Administrator in the beneficial owner’s name so that the beneficial owner may be enrolled as a participant in the Plan with respect to those Common Shares. Please contact your Nominee for details or for other possible alternatives. Participants whose shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer the shares to another firm or Nominee and continue to participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund as a result of dividends payable either in Common Shares or in cash. However, each participant will pay a pro rata share of brokerage trading fees incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence, questions, or requests for additional information concerning the Plan should be directed to the Plan Administrator by calling toll-free 877-DLine11 (877-354-6311) or by writing to U.S. Bancorp Fund Services, LLC at P.O. Box 701, Milwaukee, WI 53201. Be sure to include your name, address, daytime phone number, Social Security or tax I.D. number and a reference to DoubleLine Opportunistic Credit Fund on all correspondence.

The Plan Administrator accepts instructions only from the registered owners of accounts. If you purchased or hold your Fund shares through an intermediary, in most cases your intermediary’s nominee will be the registered owner with the Fund. Accordingly, questions regarding your participation in the Plan or the terms of any reinvestments should be directed to your intermediary in the first instance.

44	DoubleLine Opportunistic Credit Fund

DoubleLine Privacy Policy Notice	(Unaudited) March 31, 2023

What Does Doubleline Do With Your Personal Information?

This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to disclose certain information about you. Please read this notice carefully.

Why We Need Your Personal Information

All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.

Information We May Collect

We may collect various types of personal data about you, including:

•

Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•

Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•

Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

Where We Obtain Your Personal Information

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.

Information Collected From Websites

Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.

We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.

Semi-Annual Report	|	March 31, 2023	45

DoubleLine Privacy Policy Notice (Cont.)

How And Why We May Disclose Your Information

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California

DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).

However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.

CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives

CA Privacy Notice for Employees

Notice To “Natural Persons” Residing In The European Economic Area (The “EEA”)

If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:

•	the country to which we send the personal information may have been assessed by the European Commission as providing an “adequate” level of protection for personal data; or
•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.

In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.

Notice To Investors In Cayman Islands Investment Funds

If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.

Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the Cayman Islands.

Privacy For Children

DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the

46	DoubleLine Opportunistic Credit Fund

age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.

Retention Of Personal Information And Security

Your personal information will be retained for as long as required:

•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.

We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.

Access To And Control Of Your Personal Information

Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:

•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased; and
•	the right to object to processing of personal information.

Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.

If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.

Changes To Doubleline’s Privacy Policy

DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

Semi-Annual Report	|	March 31, 2023	47

Investment Adviser:

DoubleLine Capital LP

2002 North Tampa Street

Suite 200

Tampa, FL 33602

Administrator and Transfer Agent:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

U.S. Bank, N.A.

1555 North River Center Drive

Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doubleline.com

fundinfo@doubleline.com

(877) DLine11 or (877) 354-6311

DL-SEMI-DBL

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333

fundinfo@doubleline.com || www.doubleline.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

1

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Opportunistic Credit Fund

By (Signature and Title)	/s/ Ronald Redell
Ronald R. Redell, President and Chief Executive Officer

Date 6/1/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald Redell
Ronald R. Redell, President and Chief Executive Officer

Date 6/1/2023

By (Signature and Title)	/s/ Henry V Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer
Date 6/1/2023

3